HELD FOR SALE	6 Months Ended
Jun. 30, 2022
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE	HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2022 and December 31, 2021:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Investment properties	$7,093	$8,037
Equity accounted investments	17	—
Property, plant and equipment	335	1,749
Accounts receivable and other assets	489	724
Assets held for sale	7,934	10,510
Debt obligations	1	3,006
Accounts payable and other liabilities	956	76
Liabilities associated with assets held for sale	$957	$3,082

The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2022 and the year ended December 31, 2021:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Balance, beginning of period	$10,510	$588
Reclassification to assets held for sale, net	4,606	12,561
Disposals	(6,796)	(2,610)
Fair value adjustments	173	—
Foreign currency translation	(559)	(57)
Other	—	28
Balance, end of period	$7,934	$10,510

At December 31, 2021, assets held for sale included a triple net lease portfolio in the U.S, a hospitality portfolio in the U.S., a mixed-use asset in South Korea, ten malls in the U.S., an office asset in the U.S., an office asset in Brazil, a multifamily asset in the U.S. and a hotel in the U.S.

In the first quarter of 2022, the partnership sold three malls in the U.S, a triple-net lease portfolio in the U.S., a multifamily asset in the U.S, a hospitality asset in the U.S. and a hospitality portfolio in the U.S. for net proceeds of approximately $1,481 million.

In the second quarter of 2022, the partnership sold eleven multifamily assets in the U.S., an office asset in the U.K., and one mall in the U.S. for net proceeds of approximately $365 million.

At June 30, 2022, assets held for sale included eight malls in the U.S., five hospitality assets in the U.S., four office assets in the U.S., a portfolio of student housing assets in the U.K., a mixed-use asset in South Korea, and a multifamily asset in the U.S., as the partnership intends to sell controlling interests in these assets to third parties in the next 12 months.